Property and Equipment - Schedule of Property and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 289.4
Property plant and equipment	286.5	$ 289.4
Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	60.1
Property plant and equipment	61.5	60.1
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	48.8
Property plant and equipment	48.9	48.8
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	159.7
Property plant and equipment	153.9	159.7
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	20.8
Property plant and equipment	22.2	20.8
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	473.3	387.7
Additions	59.1	130.2
Additions arising on acquisitions	5.8	4.4
Disposals	(25.0)	(50.5)
Discontinued operations (note 8)		(15.6)
Impact of foreign exchange	(12.6)	17.1
Property plant and equipment	500.6	473.3
Gross carrying amount [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	122.3	116.7
Additions	20.3	23.2
Additions arising on acquisitions	0.7	1.6
Disposals	(13.7)	(12.2)
Discontinued operations (note 8)		(11.5)
Transfers		(0.4)
Impact of foreign exchange	(2.8)	4.9
Property plant and equipment	126.8	122.3
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	82.0	61.6
Additions	9.6	19.4
Additions arising on acquisitions	0.7	0.7
Disposals	(3.1)	(2.2)
Discontinued operations (note 8)		(0.4)
Transfers		(0.1)
Impact of foreign exchange	(2.4)	3.0
Property plant and equipment	86.8	82.0
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	231.2	175.5
Additions	24.4	79.5
Additions arising on acquisitions	4.4	1.7
Disposals	(7.3)	(31.4)
Discontinued operations (note 8)		(1.7)
Transfers		(0.2)
Impact of foreign exchange	(6.1)	7.8
Property plant and equipment	246.6	231.2
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	37.8	33.9
Additions	4.8	8.1
Additions arising on acquisitions	0.0	0.4
Disposals	(0.9)	(4.7)
Discontinued operations (note 8)		(2.0)
Transfers		0.7
Impact of foreign exchange	(1.3)	1.4
Property plant and equipment	40.4	37.8
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(183.9)	(175.1)
Depreciation - continuing operations	(58.2)	(50.1)
Depreciation - discontinued operations		(2.0)
Disposals	22.9	45.5
Discontinued operations (note 8)		4.6
Impact of foreign exchange	5.1	(6.8)
Property plant and equipment	(214.1)	(183.9)
Accumulated depreciation and amortization [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(62.2)	(57.4)
Depreciation - continuing operations	(16.5)	(15.3)
Depreciation - discontinued operations		(1.5)
Disposals	12.2	10.6
Discontinued operations (note 8)		3.3
Transfers		0.4
Impact of foreign exchange	1.2	(2.3)
Property plant and equipment	(65.3)	(62.2)
Accumulated depreciation and amortization [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(33.2)	(27.6)
Depreciation - continuing operations	(8.1)	(6.7)
Disposals	2.6	1.9
Discontinued operations (note 8)		0.3
Transfers		0.1
Impact of foreign exchange	0.8	(1.2)
Property plant and equipment	(37.9)	(33.2)
Accumulated depreciation and amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(71.5)	(74.1)
Depreciation - continuing operations	(30.9)	(25.9)
Depreciation - discontinued operations		(0.2)
Disposals	7.3	31.1
Discontinued operations (note 8)		0.3
Transfers		0.2
Impact of foreign exchange	2.4	(2.9)
Property plant and equipment	(92.7)	(71.5)
Accumulated depreciation and amortization [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(17.0)	(16.0)
Depreciation - continuing operations	(2.7)	(2.2)
Depreciation - discontinued operations		(0.3)
Disposals	0.8	1.9
Discontinued operations (note 8)		0.7
Transfers		(0.7)
Impact of foreign exchange	0.7	(0.4)
Property plant and equipment	$ (18.2)	$ (17.0)